Right of use assets, net and lease liability	12 Months Ended
Dec. 31, 2020
Right of use assets, net and lease liability
Right of use assets, net and lease liability

18.         Right of use assets, net and lease liability

 As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”) of Ps.31,171 annually as rent, or a royalty of the 18% of the hotel’s revenue, whichever is greater. The MGI will be adjusted on an annual basis using the NCPI.

a.The following is a summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2019	Ps.	213,342	Ps.	18,475	Ps.	231,817
Additions		10,732		5,508		16,240
Balance as of December 31, 2019		224,074		23,983		248,057
Additions		9,771		769		10,540
Decreases		(1,055)		(1,475)		(2,530)
Balance as of December 31, 2020	Ps.	232,790	Ps.	23,277	Ps.	256,067
Depreciation
Balance as of January 1, 2020	Ps.	(30,803)	Ps.	(6,466)	Ps.	(37,269)
Depreciation of the year		(31,463)		(9,885)		(41,348)
Decreases		-		797		797
Balance as of December 31,2020	Ps.	(62,266)	Ps.	(15,554)	Ps.	(77,820)

b.Amounts recognized in consolidated statement of profit or loss statement:

	2020		2019
Depreciation expense of right of use assets	Ps.	41,348	37,269
Interest expense on lease liabilities		22,431	22,983

c.The following is a summary of the lease liability:

	2020		2019
Maturity analysis:
Less than one year	Ps.	26,553	72,320
Greater than 1 year and less than 3 years		55,134	73,975
Greater than 3 years		113,076	74,565
Total	Ps.	194,763	220,860

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company's treasury department.

d.As of December 31, 2020 and 2019, the total cash outflow for leases amounted to Ps. 57,325 and Ps.57,061 (excluding items disbursed in excess of the IMG as variable participation), respectively.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of monthly income of the tenant. As of December 31, 2020, 2019 and 2018, the committed future rents to be received are as follows:

	Year ended December 31,
	2020		2019		2018
Duration:
Less than 1 year	Ps.	444,523	Ps.	546,671	Ps.	562,681
Greater than 1 year and less than 5 years		753,230		843,404		1,002,351
Greater than 5 years		118,256		161,109		240,584
Total	Ps.	1,316,009	Ps.	1,551,184	Ps.	1,805,616

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2020, 2019, and 2018 were Ps. 136,181, Ps. 229,727 and Ps. 204,172, respectively.

As a result of the impact generated by the COVID-19 pandemic, the Company granted certain discounts to commercial tenants during the second half of the year, which were subject to certain conditions.  These discounts were granted based on the decrease in passenger traffic at the Issuer's airports during the period.

Accrued operating lease income is detailed in note 27.